Quotaholders’ and shareholders’ equity (Details Narrative) - EUR (€)					1 Months Ended	12 Months Ended
	Dec. 27, 2021	Dec. 15, 2021	May 20, 2021	Apr. 01, 2021	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2015
Subsidiary, Sale of Stock [Line Items]
Corporate capital, percentage								100.00%
Proceeds from divestiture of businesses								€ 50,000,000
Stock Issued During Period, Value, Stock Options Exercised					€ 715		€ 715
Stock Repurchased During Period, Value							172
Proceeds from Stock Options Exercised							€ 543
Per share			€ 300
Stock Issued During Period, Value, Conversion of Units			€ 50,000
Additional Paid in Capital			€ 37,139,431
Conversion of Stock, Shares Issued			15,000,000
Number of ordinary shares subscribed		720,114
American depository shares		2,400,000
Common Stock, Shares, Outstanding						18,216,858	18,216,858
Net listing costs		€ 3,900,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		3,120,114
Net listing costs		€ 29,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
American depository shares	96,744
Quota A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, voting rights								Quota A had voting rights.
Quota B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, voting rights								Quota B had no voting rights
Nominal amount								€ 1.00
Stock Issued During Period, Value, Stock Options Exercised				€ 715				715
Stock Repurchased During Period, Value				172
Proceeds from Stock Options Exercised				€ 543
Per share				€ 1
Capital Units, Value				€ 37,771				37,056
Quota C [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from capital funding											€ 10,000,000
Quota D [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from capital funding										€ 7,000,000
Quota E [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from capital funding								1,400,000	€ 14,800,000
Financial fees gross								1,500,000	15,100,000
Financial fees net								€ 100,000	€ 300,000